Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Net income	$ 68,064	$ 61,102	$ 40,442
Less: Series A Preferred unitholders' interest in net income	5,253
Net income attributable to the unitholders of KNOT Offshore Partners LP	62,811	61,102	40,442
Less: Distributions	67,171	61,528	56,921
Under (over) distributed earnings	(4,360)	(426)	(16,479)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings	$ (4,360)	$ (426)	$ (16,479)
Earnings per unit (diluted):
Cash distributions declared and paid in the period per unit	$ 2.080	$ 2.080	$ 2.030
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 0.520
Common Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income	$ 61,651	$ 54,794	$ 25,038
Under (over) distributed earnings	(4,280)	(417)	(11,060)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings	$ (4,280)	$ (417)	$ (11,060)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic	30,068	23,917	16,705
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted	32,804	23,917	16,705
Earnings per unit (basic)
Earnings per unit, basic	$ 2.050	$ 2.291	$ 1.499
Earnings per unit (diluted):
Earnings per unit, diluted	$ 2.037	$ 2.291	$ 1.499
Subordinated Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income		$ 5,052	$ 14,637
Under (over) distributed earnings			(5,087)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings			$ (5,087)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic		3,277	8,568
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted		3,277	8,568
Earnings per unit (basic)
Earnings per unit, basic		$ 1.542	$ 1.708
Earnings per unit (diluted):
Earnings per unit, diluted		$ 1.542	$ 1.708
General Partner Unit [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income	$ 1,160	$ 1,256	$ 767
Under (over) distributed earnings	(80)	(9)	(332)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings	$ (80)	$ (9)	$ (332)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic	567	559	516
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted	567	559	516
Earnings per unit (basic)
Earnings per unit, basic	$ 2.046	$ 2.248	$ 1.487
Earnings per unit (diluted):
Earnings per unit, diluted	$ 2.046	$ 2.248	$ 1.487